UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (405) 778-8377

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks – 99.8%
	Consumer Discretionary – 15.8%
70	Amazon.com, Inc.*	$114,788
25	American Eagle Outfitters, Inc.	510
36	Aramark	1,091
39	Best Buy Co., Inc.	2,685
6	Booking Holdings, Inc.*	10,182
98	Caesars Entertainment Corp.*	845
26	CarMax, Inc.*	1,615
77	Carnival Corp.	4,447
50	CBS Corp. - Class B	2,510
35	Charter Communications, Inc. - Class A*	12,072
652	Comcast Corp. - Class A	25,213
18	Darden Restaurants, Inc.	2,018
40	Dollar General Corp.	4,738
13	Dunkin’ Brands Group, Inc.	929
19	Expedia Group Inc.	2,343
605	Ford Motor Co.	5,306
55	Gap, Inc.	1,397
205	General Motors Co.	8,093
36	Goodyear Tire & Rubber Co.	712
50	Hanesbrands, Inc.	929
18	Hasbro, Inc.	1,528
44	Hilton Worldwide Holdings, Inc.	3,656
166	Home Depot, Inc.	30,733
6	Hyatt Hotels Corp. - Class A	437
58	Interpublic Group of Cos., Inc.	1,336
23	Kohl’s Corp.	1,553
40	L Brands, Inc.	1,046
10	Lear Corp.	1,521
31	Live Nation Entertainment, Inc.*	1,753
45	Macy’s, Inc.	1,116
51	Marriott International, Inc. - Class A	6,389
115	McDonald’s Corp.	21,142
77	MGM Resorts International	2,060
65	Netflix, Inc.*	23,276
179	NIKE, Inc. - Class B	15,346
24	Nordstrom, Inc.	1,135
34	Omnicom Group, Inc.	2,574
10	PVH Corp.	1,148
8	Ralph Lauren Corp.	1,001
55	Ross Stores, Inc.	5,216
30	Royal Caribbean Cruises Ltd.	3,554
657	Sirius XM Holdings, Inc.	3,896
184	Starbucks Corp.	12,928
42	Tapestry, Inc.	1,467

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Consumer Discretionary (Continued)
77	Target Corp.	$5,593
18	Tiffany & Co.	1,711
180	TJX Cos., Inc.	9,232
18	TripAdvisor, Inc.*	957
39	United Continental Holdings, Inc.*	3,425
52	VF Corp.	4,543
52	Viacom, Inc. - Class B	1,519
221	Walt Disney Co.	24,938
10	Whirlpool Corp.	1,415
12	Williams-Sonoma, Inc.	698
14	Wyndham Destinations, Inc.	630
16	Wynn Resorts Ltd.	2,025
		404,920
	Consumer Staples – 7.3%
286	Altria Group, Inc.	14,989
8	Bright Horizons Family Solutions, Inc.*	992
47	Brown-Forman Corp. - Class B	2,326
44	Campbell Soup Co.	1,585
19	Clorox Co.	3,003
617	Coca-Cola Co.	27,975
129	Colgate-Palmolive Co.	8,497
73	Conagra Brands, Inc.	1,706
24	Constellation Brands, Inc. - Class A	4,060
32	Estee Lauder Cos., Inc. - Class A	5,022
86	General Mills, Inc.	4,053
22	Hershey Co.	2,435
78	Hormel Foods Corp.	3,382
16	JM Smucker Co.	1,695
51	Kellogg Co.	2,869
52	Kimberly-Clark Corp.	6,075
176	Kraft Heinz Co.	5,841
116	Kroger Co.	3,402
212	Mondelez International, Inc. - Class A	9,998
208	PepsiCo, Inc.	24,053
365	Procter & Gamble Co.	35,971
78	Sysco Corp.	5,269
43	Tyson Foods, Inc. - Class A	2,651
141	Walgreens Boots Alliance, Inc.	10,038
		187,887
	Energy – 4.4%
276	Chevron Corp.	33,004
169	ConocoPhillips	11,467
626	Exxon Mobil Corp.	49,473

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	ENERGY (Continued)
126	Marathon Oil Corp.	$2,092
102	Marathon Petroleum Corp.	6,325
59	ONEOK, Inc.	3,791
68	Phillips 66	6,552
		112,704
	Financials – 12.9%
109	Aflac, Inc.	5,356
51	Allstate Corp.	4,813
59	Ally Financial, Inc.	1,598
120	American Express Co.	12,929
126	American International Group, Inc.	5,443
20	Ameriprise Financial, Inc.	2,633
8	Assurant, Inc.	824
136	Bank of New York Mellon Corp.	7,137
108	BB&T Corp.	5,505
23	BlackRock, Inc.	10,194
68	Capital One Financial Corp.	5,683
185	Charles Schwab Corp.	8,512
320	Citigroup, Inc.	20,474
53	CME Group, Inc.	9,641
22	Comerica, Inc.	1,916
48	Discover Financial Services	3,437
6	FactSet Research Systems, Inc.	1,411
91	Fifth Third Bancorp	2,510
16	First American Financial Corp.	813
47	First Horizon National Corp.	735
75	Franklin Resources, Inc.	2,446
49	Goldman Sachs Group, Inc.	9,638
6	Hanover Insurance Group, Inc.	712
51	Hartford Financial Services Group, Inc.	2,517
148	Huntington Bancshares, Inc.	2,133
468	JPMorgan Chase & Co.	48,841
148	KeyCorp	2,614
77	KKR & Co., Inc. - Class A	1,712
30	Lincoln National Corp.	1,876
13	LPL Financial Holdings, Inc.	980
20	M&T Bank Corp.	3,461
74	Marsh & McLennan Cos., Inc.	6,883
11	MB Financial, Inc.	498
144	MetLife, Inc.	6,507
26	Moody’s Corp.	4,501
248	Morgan Stanley	10,411
24	Nasdaq, Inc.	2,198

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	FINANCIALS (Continued)
37	Navient Corp.	$452
32	Northern Trust Corp.	2,982
67	PNC Financial Services Group, Inc.	8,443
40	Principal Financial Group, Inc.	2,106
83	Progressive Corp.	6,051
59	Prudential Financial, Inc.	5,655
21	Raymond James Financial, Inc.	1,734
146	Regions Financial Corp.	2,394
9	Reinsurance Group of America, Inc.	1,300
36	S&P Global, Inc.	7,213
53	State Street Corp.	3,809
62	SunTrust Banks, Inc.	4,022
106	Synchrony Financial	3,457
34	T. Rowe Price Group, Inc.	3,415
78	TD Ameritrade Holding Corp.	4,394
39	Travelers Cos., Inc.	5,184
230	U.S. Bancorp	11,889
31	Unum Group	1,158
21	Voya Financial, Inc.	1,062
675	Wells Fargo & Co.	33,676
		329,888
	Health Care – 15.4%
256	Abbott Laboratories	19,871
215	AbbVie, Inc.	17,037
46	Agilent Technologies, Inc.	3,654
31	AmerisourceBergen Corp.	2,582
91	Amgen, Inc.	17,297
37	Anthem, Inc.	11,127
76	Baxter International, Inc.	5,679
38	Becton, Dickinson and Co.	9,454
30	Biogen, Inc.*	9,840
198	Boston Scientific Corp.*	7,944
236	Bristol-Myers Squibb Co.	12,192
44	Cardinal Health, Inc.	2,391
58	Centene Corp.*	3,532
49	Cerner Corp.*	2,742
57	Cigna Corp.	9,943
196	CVS Health Corp.	11,335
103	Danaher Corp.	13,083
25	DaVita, Inc.*	1,423
159	Eli Lilly & Co.	20,080
191	Gilead Sciences, Inc.	12,419
50	HCA Healthcare, Inc.	6,952

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Health Care (Continued)
23	Henry Schein, Inc.*	$1,364
20	Humana, Inc.	5,701
392	Johnson & Johnson	53,563
14	Laboratory Corp. of America Holdings*	2,075
28	McKesson Corp.	3,560
376	Merck & Co., Inc.	30,565
863	Pfizer, Inc.	37,411
20	Quest Diagnostics, Inc.	1,731
53	Stryker Corp.	9,991
60	Thermo Fisher Scientific, Inc.	15,574
134	UnitedHealth Group, Inc.	32,457
		394,569
	Industrials – 8.9%
86	3M Co.	17,836
22	AECOM*	681
65	American Airlines Group, Inc.	2,316
70	Arconic, Inc.	1,294
80	Boeing Co.	35,197
86	Caterpillar, Inc.	11,811
124	CSX Corp.	9,011
23	Cummins, Inc.	3,544
46	Deere & Co.	7,546
104	Delta Air Lines, Inc.	5,156
92	Emerson Electric Co.	6,270
38	FedEx Corp.	6,878
48	Fortive Corp.	3,915
43	General Dynamics Corp.	7,320
17	Harris Corp.	2,804
7	Huntington Ingalls Industries, Inc.	1,466
45	JetBlue Airways Corp.*	752
42	Lockheed Martin Corp.	12,995
9	ManpowerGroup, Inc.	758
52	Nielsen Holdings PLC	1,362
40	Norfolk Southern Corp.	7,172
25	Northrop Grumman Corp.	7,249
16	Owens Corning	799
40	Raytheon Co.	7,460
48	Republic Services, Inc.	3,765
18	Robert Half International, Inc.	1,227
18	Rockwell Automation, Inc.	3,214
8	Ryder System, Inc.	497
80	Southwest Airlines Co.	4,483
16	Spirit AeroSystems Holdings, Inc. - Class A	1,581

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Industrials (Continued)
22	Stanley Black & Decker, Inc.	$2,914
25	TransUnion	1,614
104	Union Pacific Corp.	17,441
101	United Parcel Service, Inc. - Class B	11,130
125	United Technologies Corp.	15,709
8	W.W. Grainger, Inc.	2,438
		227,605
	Information Technology – 27.5%‡
70	Adobe Systems, Inc.*	18,375
146	Advanced Micro Devices, Inc.*	3,435
24	Akamai Technologies, Inc.*	1,672
8	Alliance Data Systems Corp.	1,384
43	Alphabet, Inc. - Class A*	48,442
681	Apple, Inc.	117,915
140	Applied Materials, Inc.	5,368
64	Automatic Data Processing, Inc.	9,794
21	Booz Allen Hamilton Holding Corp.	1,110
17	Broadridge Financial Solutions, Inc.	1,721
22	CDW Corp.	2,066
633	Cisco Systems, Inc.	32,770
20	Citrix Systems, Inc.	2,110
117	Corning, Inc.	4,073
9	Covetrus, Inc.*	322
143	eBay, Inc.	5,312
44	Electronic Arts, Inc.*	4,214
343	Facebook, Inc. - Class A*	55,377
48	Fidelity National Information Services, Inc.	5,191
64	First Data Corp.*	1,609
24	GoDaddy, Inc.*	1,792
204	Hewlett Packard Enterprise Co.	3,342
228	HP, Inc.	4,498
10	IAC/InterActiveCorp*	2,130
663	Intel Corp.	35,112
134	International Business Machines Corp.	18,509
37	Intuit, Inc.	9,144
21	Leidos Holdings, Inc.	1,356
148	Mastercard, Inc. - Class A	33,266
1,086	Microsoft Corp.	121,665
24	Motorola Solutions, Inc.	3,435
18	NCR Corp.*	504
38	NetApp, Inc.	2,478
87	NVIDIA Corp.	13,421
527	Oracle Corp.	27,473

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Information Technology (Continued)
177	PayPal Holdings, Inc.*	$17,358
190	QUALCOMM, Inc.	10,144
111	salesforce.com, Inc.*	18,165
94	Symantec Corp.	2,114
143	Texas Instruments, Inc.	15,127
4	Ultimate Software Group, Inc.*	1,326
257	Visa, Inc. - Class A	38,067
17	VMware, Inc. - Class A	2,921
34	Xerox Corp.	1,051
		706,658
	Materials – 1.1%
32	Air Products & Chemicals, Inc.	5,798
27	Alcoa Corp.*	796
49	Ball Corp.	2,684
20	Celanese Corp.	2,046
20	Eastman Chemical Co.	1,654
42	Ecolab, Inc.	7,094
56	Mosaic Co.	1,751
88	Newmont Mining Corp.	3,003
35	PPG Industries, Inc.	3,919
		28,745
	Real Estate – 0.3%
48	CBRE Group, Inc. - Class A*	2,388
43	Iron Mountain, Inc. - REIT	1,523
6	Jones Lang LaSalle, Inc.	991
109	Weyerhaeuser Co. - REIT	2,713
		7,615
	Telecommunications Services – 3.4%
1,061	AT&T, Inc.	33,018
166	CenturyLink, Inc.	2,190
23	New York Times Co. - Class A	756
642	Sprint Corp.*	4,077
131	T-Mobile US, Inc.*	9,459
113	Twitter, Inc.*	3,478
614	Verizon Communications, Inc.	34,949
11	Yelp, Inc.*	410
		88,337
	Utilities – 2.8%
34	Alliant Energy Corp.	1,560
35	Ameren Corp.	2,493
72	American Electric Power Co., Inc.	5,843
41	CMS Energy Corp.	2,230

InsightShares LGBT Employment Equality ETF

SCHEDULE OF INVESTMENTS – Concluded

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Utilities (Continued)
46	Consolidated Edison, Inc.	$3,793
27	DTE Energy Co.	3,336
107	Duke Energy Corp.	9,594
53	Edison International	3,174
27	Entergy Corp.	2,520
144	Exelon Corp.	6,997
55	NiSource, Inc.	1,484
190	PG&E Corp.*	3,236
16	Pinnacle West Capital Corp.	1,500
13	Portland General Electric Co.	652
106	PPL Corp.	3,410
76	Public Service Enterprise Group, Inc.	4,469
41	Sempra Energy	4,938
153	Southern Co.	7,603
75	Xcel Energy, Inc.	4,114
		72,946
	Total Common Stocks (Cost $2,564,561)	2,561,874

Principal Amount
	Short-Term Investments – 0.1%
$3,870	Invesco Government & Agency Portfolio - Institutional Class, 2.30% #	3,870
	Total Short-Term Investments (Cost $3,870)	3,870
	Total Investments –99.9% (Cost $2,568,431)	2,565,744
	Other Assets in Excess of Liabilities – 0.1%	1,649
	Total Net Assets – 100.0%	$2,567,393

* Non-income producing security.

‡ Please see Note 3 for more information about industry and sector concentration and other risks.

 # The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

InsightShares Patriotic Employers ETF
SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 99.7%
	CONSUMER DISCRETIONARY – 8.5%
196	CarMax, Inc.*	$12,172
338	Comcast Corp. - Class A	13,070
349	General Motors Co.	13,779
579	Goodyear Tire & Rubber Co.	11,453
174	Hilton Worldwide Holdings, Inc.	14,459
72	Home Depot, Inc.	13,330
132	Lowe's Cos., Inc.	13,872
186	Starbucks Corp.	13,068
		105,203
	CONSUMER STAPLES – 4.2%
284	Archer-Daniels-Midland Co.	12,070
296	General Mills, Inc.	13,950
127	Procter & Gamble Co.	12,516
132	Walmart, Inc.	13,067
		51,603
	ENERGY – 1.2%
324	Schlumberger Ltd.	14,275

	FINANCIALS – 20.3%
144	Allstate Corp.	13,591
115	Ameriprise Financial, Inc.	15,139
298	Athene Holding Ltd. - Class A*	13,276
159	Capital One Financial Corp.	13,289
231	Citigroup, Inc.	14,779
405	Citizens Financial Group, Inc.	14,961
273	Hartford Financial Services Group, Inc.	13,475
122	JPMorgan Chase & Co.	12,732
792	KeyCorp	13,987
149	Marsh & McLennan Cos., Inc.	13,860
297	MetLife, Inc.	13,421
305	Morgan Stanley	12,804
1,352	Navient Corp.	16,521
277	Principal Financial Group, Inc.	14,581
198	Progressive Corp.	14,434
147	Prudential Financial, Inc.	14,090
99	Travelers Cos., Inc.	13,158
258	Wells Fargo & Co.	12,872
		250,970
	HEALTH CARE – 13.3%
63	Amgen, Inc.	11,975
46	Anthem, Inc.	13,834
184	Baxter International, Inc.	13,750

InsightShares Patriotic Employers ETF
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
233	Bristol-Myers Squibb Co.	$12,037
64	Cigna Corp.	11,164
181	CVS Health Corp.	10,467
231	DaVita, Inc.*	13,144
95	HCA Healthcare, Inc.	13,209
42	Humana, Inc.	11,972
107	McKesson Corp.	13,606
156	Merck & Co., Inc.	12,681
77	Stryker Corp.	14,515
49	UnitedHealth Group, Inc.	11,869
		164,223
	INDUSTRIALS – 20.4%
456	AECOM*	14,118
38	Boeing Co.	16,719
95	Caterpillar, Inc.	13,047
72	Cintas Corp.	14,875
232	Delta Air Lines, Inc.	11,503
173	Eaton Corp. PLC	13,800
88	Honeywell International, Inc.	13,558
64	Huntington Ingalls Industries, Inc.	13,402
126	J.B. Hunt Transport Services, Inc.	13,566
749	JetBlue Airways Corp.*	12,508
45	Lockheed Martin Corp.	13,924
79	Norfolk Southern Corp.	14,165
49	Northrop Grumman Corp.	14,208
195	Oshkosh Corp.	15,173
251	Southwest Airlines Co.	14,066
86	Union Pacific Corp.	14,422
116	United Rentals, Inc.*	15,612
131	Waste Management, Inc.	13,264
		251,930
	INFORMATION TECHNOLOGY – 12.7%
83	Accenture PLC - Class A	13,394
379	Applied Materials, Inc.	14,531
92	Automatic Data Processing, Inc.	14,079
259	Booz Allen Hamilton Holding Corp.	13,691
82	CACI International, Inc. - Class A*	14,945
149	CDW Corp.	13,990
276	Cisco Systems, Inc.	14,288
915	Hewlett Packard Enterprise Co.	14,988
257	Intel Corp.	13,611
104	International Business Machines Corp.	14,365

InsightShares Patriotic Employers ETF
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2019 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
225	Leidos Holdings, Inc.	$14,533
		156,415
	MATERIALS – 2.4%
531	Allegheny Technologies, Inc.*	15,202
166	Eastman Chemical Co.	13,727
		28,929
	REAL ESTATE – 3.6%
298	CBRE Group, Inc. - Class A*	14,828
33	Equinix, Inc. - REIT	13,976
92	Jones Lang LaSalle, Inc.	15,191
		43,995
	TELECOMMUNICATIONS SERVICES – 4.1%
408	AT&T, Inc.	12,697
1,978	Sprint Corp.*	12,560
184	T-Mobile US, Inc.*	13,287
211	Verizon Communications, Inc.	12,010
		50,554
	UTILITIES – 9.0%
172	Ameren Corp.	12,253
149	American Electric Power Co., Inc.	12,091
127	American Water Works Co., Inc.	12,906
154	Dominion Energy, Inc.	11,410
252	Exelon Corp.	12,245
309	FirstEnergy Corp.	12,592
220	Public Service Enterprise Group, Inc.	12,938
257	Southern Co.	12,770
224	Xcel Energy, Inc.	12,289
		111,494
	TOTAL COMMON STOCKS
	(Cost $1,293,040)	1,229,591

Principal
Amount
	SHORT-TERM INVESTMENTS – 0.1%
$1,638	Invesco Government & Agency Portfolio - Institutional Class, 2.30%#	1,638
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,638)	1,638

InsightShares Patriotic Employers ETF
SCHEDULE OF INVESTMENTS – Concluded
As of February 28, 2019 (Unaudited)

Value

TOTAL INVESTMENTS – 99.8%
(Cost $1,294,678)	1,231,229
Other Assets in Excess of Liabilities – 0.2%	2,402
TOTAL NET ASSETS – 100.0%	$1,233,631

* Non-income producing security.

# The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The Schedule of Investments herein are for the InsightShares LGBT Employment Equality ETF (the “LGBT Employment Equality ETF”) and InsightShares Patriotic Employers ETF (the “Patriotic Employers ETF”) (each a “Fund” and collectively the “Funds”). Each Fund is a passively managed exchange-traded fund (“ETF”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The LGBT Employment Equality ETF’s investment objective is to seek to provide investment results that, before fees and expenses, track the price and yield performance of the UBS LGBT Employment Equality Index. The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on January 10, 2018.

The Patriotic Employers ETF’s investment objective is to seek to provide investment results that, before fees and expenses, track the price and yield performance of the Military Veterans Index. The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on January 18, 2018.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2019 (Unaudited)

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s Net Asset Value (“NAV”) and the prices used by each Fund’s Index Provider. This may result in a difference between each Funds’ performance and the performance of each Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of February 28, 2019 for each Fund based upon the three levels defined above:

LGBT Employment Equality ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$2,561,874	$—	$—	$2,561,874
Short-Term Investments	3,870	—	—	3,870
Total	$2,565,744	$—	$—	$2,565,744

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2019 (Unaudited)

Patriotic Employers ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$1,229,591	$—	$—	$1,229,591
Short-Term Investments	1,638	—	—	1,638
Total	$1,231,229	$—	$—	$1,231,229

*The Fund did not hold any Level 3 securities at period end.

(1)For a detailed break-out of common stocks by market segment, please refer to the Schedules of Investments.

(b) Investment Transactions

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Note 3 – Principal Risks

As with any investment, the investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Funds’ prospectus. Risk information is applicable to each Fund unless otherwise noted.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. The Funds have a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, a Fund’s shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. An active trading market for shares of a Fund may not develop or be maintained, and, particularly during times of market stress, Authorized Participants or market makers may step away from their respective roles in making a market in shares of the Funds and in executing purchase or redemption orders. This could, in turn, lead to variances between the market price of the Funds’ shares and the value of its underlying securities.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are susceptible to general stock market fluctuations and economic conditions and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Early Close/Trading Halt Risk: An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt a Fund’s creation and redemption process, potentially affect the price at which a Fund’s shares trade in the secondary market, and/or result in a Fund being unable to trade certain securities or financial instruments. In these circumstances, such Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2019 (Unaudited)

Index Tracking Risk: Tracking error refers to the risk that the Sub-Adviser may not be able to cause a Fund’s performance to match or correlate to that of its Index, either on a daily or aggregate basis. There are a number of factors that may contribute to the Funds’ tracking error, such as Fund expenses, imperfect correlation between each Fund’s investments and those of each Index, rounding of share prices, the timing or magnitude of changes to the composition of each Index, regulatory policies, and high portfolio turnover rate. Each Fund incurs operating expenses not applicable to its Index and incurs costs associated with buying and selling securities, especially when rebalancing each Fund’s securities holdings to reflect changes in the composition of its Index. To the extent a Fund utilizes a sampling approach, it may experience tracking error to a greater extent that if a Fund sought to replicate its Index. Tracking error may cause the Funds’ performance to be less than expected.

Industry Concentration Risk: Because each Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Funds are subject to loss due to adverse occurrences that may affect that industry or group of industries. To the extent the Funds concentrate in the securities of issuers in a particular industry, the Funds may face more risks than if it were diversified more broadly over numerous industries. Such industry-based risks, any of which may adversely affect the Funds may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry may be out of favor and underperform other industries or the market as a whole. As of March 1, 2019, neither Index was concentrated in any particular industry or group of industries.

Issuer-Specific Risk: Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Funds.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Market Risk: An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Mid-Capitalization Risk: The mid-capitalization companies in which a Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large capitalization companies. Also, there is typically less publicly available information concerning smaller capitalization companies than for larger, more established companies. Small capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how each Fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that each Fund will achieve an economically viable size, in which case it could ultimately liquidate. Each Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of each Fund will receive an amount equal to the Fund's NAV, after deducting the costs of liquidation, including the transaction costs of disposing of each Fund's portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during each Fund's liquidation all or a portion of each Fund's portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Operational Risk: Each Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Funds. Although each Fund and its service providers seek to mitigate these operational risks through their internal controls and operational risk management processes, these measures may not identify or may be inadequate to address all such risks.

Passive Investment Risk: The Funds are not actively managed. Therefore, unless a specific security is removed from a Fund’s Index, or the selling of that security is otherwise required upon a rebalancing of the Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from either Fund’s Index, a Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Funds involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of a Fund’s shares will decline, more or less, in correspondence with any decline in value of its Index. Neither Index may contain the appropriate mix of securities for any particular point in the business cycle of the overall economy, particular economic sectors, or narrow industries within which the commercial activities of the companies comprising the portfolio securities holdings of the Funds are conducted, and the timing of movements from one type of security to another in seeking to sample either Index could have a negative effect on a Fund. Unlike other funds that select investments based on analyses of financial or other information relating to companies, the economy or markets, each Fund, like other sector-focused or other narrowly-focused index funds, invests in companies included in its Index in accordance with its investment objective of tracking the performance of such Index. There can be no assurance that an investment in such companies would not underperform the broader market or investments with a different focus. The Funds should not be considered a complete investment program. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Funds’ performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2019 (Unaudited)

Ratings Methodology Risk: Changes in the ratings methodologies used by the HRC or VIQTORY may have an adverse effect on the Funds. No assurance can be given that stocks of companies with a particular rating will outperform stocks of other companies. Moreover, there is no guarantee that the ratings methodologies will generate or produce the intended results, and stocks of companies that have obtained a rating from HRC or VIQTORY may underperform stocks of companies that have obtained a lower rating or have not been rated.

The trend of companies supporting workplace equality for LGBT employees is relatively recent, and there may be a limited number of companies which meet the Index’s criteria. In addition, political trends towards increasing legal equality for LGBT persons could stall or reverse: whether as a result or separately, the number of companies supporting workplace equality for LGBT employees could stop increasing or even decrease.

Real Estate Investment Trust (“REIT”) Risk: Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Funds’ investments in REITs. Investing in REITs may subject the Funds to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Funds’ investment in REITs. Certain REITs have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code and failing to maintain exemption from the registration requirements of the 1940 Act.

Sector Focus Risk. Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of its Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Funds may have exposure over time and should not be relied on as such.

Information Technology Sector Risk (InsightShares LGBT Employment Equality ETF only). The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Financials Sector Risk (InsightShares Patriotic Employers ETF only). Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Trading Risk: Although the shares of a Fund are listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of a Fund will continue to be met or will remain unchanged.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Concluded

February 28, 2019 (Unaudited)

Note 4 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in each Funds’ financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	April 23, 2019

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	April 23, 2019